Consolidated Statement of Income (Loss) (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Consolidated Statement of Income (Loss) and Comprehensive Income [Abstract]
Interest income calculated using effective interest rate method	$ 20,746	$ 20,499